Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000013484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	10.71%	3.61%	4.00%
C000013486
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.28%	3.50%	3.72%
C000013488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000142452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000013484
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%	4.31%	4.34%
Without Sales Load [Member] | C000013486
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%	3.50%	3.72%
Without Sales Load [Member] | C000013488
Average Annual Return [Line Items]
Average Annual Return, Percent	14.67%	4.54%	4.60%
Without Sales Load [Member] | C000013487
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	4.00%	4.07%
Without Sales Load [Member] | C000142452
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%	4.63%	4.70%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%